Schedule of Investments (unaudited) January 31, 2021	BlackRock LifePath® ESG Index 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 85.9%
iShares Developed Real Estate Index Fund, Class K	9,351	$91,261
iShares ESG Aware MSCI EAFE ETF	7,299	528,010
iShares ESG Aware MSCI EM ETF	1,627	70,596
iShares ESG Aware MSCI USA ETF	10,476	896,431
iShares ESG Aware MSCI USA Small-Cap ETF(b)	4,043	143,688
iShares MSCI Canada ETF	2,917	89,261
iShares MSCI EAFE Small-Cap ETF(b)	1,185	80,687
iShares MSCI Emerging Markets Small-Cap ETF	452	23,838

		1,923,772
Fixed-Income Funds — 14.7%
iShares ESG Aware U.S. Aggregate Bond ETF	4,618	259,255
iShares TIPS Bond ETF	555	71,034

		330,289

Security	Shares	Value

Money Market Funds — 9.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.17%(c)(d)	195,871	$195,989
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(c)	6,675	6,675

		202,664

Total Investments — 109.7% (Cost: $2,241,352)		2,456,725

Liabilities in Excess of Other Assets — (9.7)%		(216,929)

Net Assets — 100.0%		$2,239,796

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$195,998	(a)	$—	$(9)	$—	$195,989	195,871	$555	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,033	3,642	(a)	—	—	—	6,675	6,675	1		—
iShares Developed Real Estate Index Fund, Class K	78,638	—		—	—	12,623	91,261	9,351	—		—
iShares ESG Aware MSCI EAFE ETF	447,924	15,783		(18,328)	1,020	81,611	528,010	7,299	4,395		—
iShares ESG Aware MSCI EM ETF	66,355	370		(8,957)	1,242	11,586	70,596	1,627	621		—
iShares ESG Aware MSCI USA ETF	765,140	22,864		(7,410)	(6)	115,843	896,431	10,476	3,042		—
iShares ESG Aware MSCI USA Small-Cap ETF	127,320	784		(21,815)	3,770	33,629	143,688	4,043	579		—
iShares ESG Aware U.S. Aggregate Bond ETF	213,741	45,707		—	—	(193)	259,255	4,618	1,013		—
iShares MSCI Canada ETF	73,322	4,011		—	—	11,928	89,261	2,917	1,118		—
iShares MSCI EAFE Small-Cap ETF	71,188	404		(4,738)	531	13,302	80,687	1,185	606		—
iShares MSCI Emerging Markets Small-Cap ETF	19,595	104		—	—	4,139	23,838	452	379		—
iShares TIPS Bond ETF	64,493	5,071		—	—	1,470	71,034	555	249		—

					$6,548	$285,938	$2,456,725		$12,558		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock LifePath® ESG Index 2040 Fund

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,923,772	$—	$—	$1,923,772
Fixed-Income Funds	330,289	—	—	330,289
Money Market Funds	202,664	—	—	202,664

	$2,456,725	$—	$—	$2,456,725

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

2